Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [Abstract]
Commitments and contingencies
16	Commitments and contingencies
As at December 31, 2022, the Company had the following commitments:

	Total	Less than 1 year	1 - 3 years	3-5 years	More than 5 years

Lease commitments	$695	$130	$391	$174	$-
Under the terms of the Amended Sandstorm Agreement, the Company may be subject
to a contingent liability if certain events occur (Note 9).